Employee Compensation - Summary Of Asset Allocation Ranges, Weighted-Average Actual Asset Allocations And Fair Values Of Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	100.00%	100.00%
Plan assets, at fair value	$ 8,148	$ 7,833
Level 1 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	1,093	1,297
Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 7,055	$ 6,536
Equities [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	20.00%	24.00%
Plan assets, at fair value	$ 1,588	$ 1,891
Equities [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	925	1,187
Equities [Member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 663	$ 704
Fixed Income Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	49.00%	45.00%
Plan assets, at fair value	$ 4,023	$ 3,488
Fixed Income Investments [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	168	110
Fixed Income Investments [Member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 3,855	$ 3,378
Alternative Strategies [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	31.00%	31.00%
Plan assets, at fair value	$ 2,537	$ 2,454
Alternative Strategies [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	0	0
Alternative Strategies [Member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 2,537	$ 2,454
Bottom of range [member] | Equities [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	15.00%	20.00%
Bottom of range [member] | Fixed Income Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	40.00%	40.00%
Bottom of range [member] | Alternative Strategies [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	10.00%	15.00%
Top of range [member] | Equities [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	40.00%	40.00%
Top of range [member] | Fixed Income Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	60.00%	55.00%
Top of range [member] | Alternative Strategies [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	40.00%	40.00%